CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2019	2018
	U.S. Dollars in thousands

Cash and deposits for immediate withdrawal	$25,559	$18,018
Cash equivalents in USD deposits (1)	17,017	-
Cash equivalents in NIS deposits (2)	86	75
Total Cash and Cash Equivalents	$42,662	$18,093

(1)	The deposits bear interest of 2.0%-2.4% per year, as of December 31, 2019.
(2)	The deposits bear interest of 0.02% per year, as of December 31, 2019 and 0.16% per year, as of December 31, 2018.